Document and Entity Information	12 Months Ended
Jan. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep 30, 2012
Registrant Name	UNIFIED SERIES TRUST
Central Index Key	0001199046
Amendment Flag	false
Document Creation Date	Jan 31, 2013
Document Effective Date	Jan 31, 2013
Prospectus Date	Jan 31, 2013

IRON STRATEGIC INCOME FUND
Summary Section
Investment Objective
The investment objective of the Iron Strategic Income Fund (the “Fund”) is to maximize total return. Total return is comprised of both income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees IRON STRATEGIC INCOME FUND	Investor Class	Institutional Class
Redemption Fee (as a percentage of the amount redeemed within 30 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses IRON STRATEGIC INCOME FUND		Investor Class	Institutional Class
Management Fee		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.23%	0.13%
Acquired Fund Fees and Expenses		0.49%	0.49%
Total Annual Fund Operating Expenses	[1]	1.97%	1.62%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of Expenses to Average Net Assets found in the "Financial Highlights" section of this prospectus. The Fund's financial highlights reflect the operating expenses of the Fund and do not include the effect of Acquired Fund Fees and Expenses. Without the Fees and Expenses of Acquired Funds, the Total Annual Fund Operating Expenses would be 1.48% for the Investor Class and 1.13% for the Institutional Class.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example IRON STRATEGIC INCOME FUND (USD $)	1 year	3 years	5 years	10 years
Investor Class	200	618	1,062	2,296
Institutional Class	165	511	881	1,922

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72.33% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to attain its investment objective by strategically adjusting the portfolio’s market exposure, typically to fixed income markets, including high yield securities (commonly known as “junk bonds”) and cash. The Fund’s adviser, IRON Financial, LLC, employs a top down approach that includes a review of fundamental and quantitative factors to determine the desired economic exposure at any given time. This total return approach strives to earn interest income on securities held in the Fund’s portfolio and to generate capital appreciation through strategic adjustments of the Fund’s assets. At the same time, the adviser focuses on limiting downside risk in weaker market environments.

When the adviser concludes that the risk/reward relationship is unfavorable in certain fixed income markets, the adviser will take necessary steps to adjust the Fund’s market exposure. The adviser has the ability to reduce the Fund’s market exposure by following one or more of these actions: (1) selling portfolio securities and thereby increasing the Fund’s cash position; (2) hedging the Fund’s exposure to the fixed income markets (including high yield markets) through the use of derivatives including credit default swaps and futures contracts; or (3) selling portfolio securities and using some or all of the proceeds to purchase other investments, including but not limited to investment grade bonds, treasuries, or derivatives such as credit default swaps or treasury futures. The Fund’s adviser may sell a security to manage risk and/or if it identifies another investment it believes will outperform a current position. As a result of its strategic allocation strategy, the adviser typically engages in active trading of the Fund’s securities which causes the Fund to experience a high portfolio turnover rate.

The Fund’s adviser conducts an ongoing analysis of the overall economic environment by reviewing factors including, but not limited to: (i) money flows, (ii) inflation and interest rate environments, (iii) health of securitization markets, (iv) delinquencies, default and recovery rates of debt markets, (v) The Conference Board Leading Economic© Index for leading economic indicators, (vi) monetary policy, and (vii) sovereign debt and currency movements. With regard to high yield markets, the Fund’s adviser will routinely examine new issuances, fund flows, corporate balance sheets, earnings and cash flows, credit quality, default rates, and supply/demand. Similarly, the Fund’s adviser monitors a number of key movements among a variety of markets. These include, but are not limited to, prices, spreads, yields, dollar-weighted volume of trading, momentum, and volatility. Additionally, long and short exposure instruments are evaluated based on relative value, cost, liquidity and diversification.

Under normal market conditions, the Fund invests primarily in fixed income securities, including high yield securities that are rated below investment-grade, cash, and fixed income related derivatives. The Fund may invest in these securities directly or through investments in other investment companies (including open-end and closed-end funds, money market funds, and exchange-traded funds (“ETFs”)) that invest in a broad range of debt securities and derivative instruments. The Fund and underlying funds may invest in different types of fixed income, variable and floating rate debt securities of any quality or maturity including but not limited to bonds, corporate debt, foreign corporate and sovereign debt securities, loans, notes, mortgage-backed securities, restricted securities, municipal securities, government securities, convertible and preferred securities, credit default swaps, swaptions, futures and options on futures. The Fund may invest up to 15% of its net assets (at the time of purchase) in illiquid securities. The Fund may engage in repurchase agreements and securities lending with broker-dealers and other financial institutions to earn income.

Derivative instruments traded directly by the Fund may include credit default swaps, total return swaps, swaptions, credit and equity option contracts, futures contracts and options on futures contracts and foreign currency transactions. The Fund and underlying funds in which it invests may use derivative instruments for any purpose consistent with their investment objectives, including hedging or managing risk, obtaining market exposure, or ensuring that the Fund’s portfolio maintains sufficient liquidity to meet potential redemptions by Fund shareholders. For example, the Fund may enter into a credit default swap to hedge the credit risk of its portfolio or to increase the portfolio’s credit exposure. Options may be used to hedge or obtain exposure to a security or market. Treasury futures contracts and options thereon may be used to adjust the duration of the Fund’s portfolio and/or exposure to various parts of the yield curve. The Fund may invest in derivatives subject only to limits imposed on mutual funds under applicable federal securities laws. Derivative transactions typically have leverage in their terms.

The Fund may also invest in securities convertible into common stocks, equity securities or securities with a value based on equity securities. These securities may include common stocks of U.S. or foreign companies of any market capitalization including, but not limited to, small- and mid-cap companies and companies operating in developed or emerging countries. The selection process includes quantitative methodologies combined with fundamental, relative value and liquidity analysis. The Fund may invest in equity securities directly or through investments in other investment companies (including ETFs), or by engaging in options transactions on equity securities or equity indices. The Fund also may engage in short sales. For example, equity securities of the issuer of a bond held by the Fund may be sold short as an alternative hedge to selling the underlying bond.
Principal Risks
All investments involve risk, and the Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
  Fixed Income Securities Risks.
  Interest Rate Risk. The market value of fixed income securities in which the Fund invests and, thus, the Fund’s net asset value, can be expected to vary inversely with changes in interest rates.
  Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.
  Credit Risk. The issuer of a fixed income security may not be able or willing to make interest and principal payments when due, and the issuer may not be able or willing to make dividend payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.
  Junk Bond Risk. The Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), as well as derivatives of such securities, and therefore is likely to be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk).

  If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.
  Prepayment and Extension Risk. As interest rates decline, the issuers of fixed income securities may prepay principal earlier than scheduled, forcing the Fund (or an underlying fund) to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities.
  Investment Company Securities Risk. When the Fund invests in other investment companies (including ETFs, money market funds, and open-end or closed-end mutual funds), it will indirectly bear any fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses. Therefore, the Fund could incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds).
  ETF Risk. An ETF’s shares may trade at a market price above or below their net asset value, and an active trading market for an ETF’s shares may not develop or be maintained.
  Closed-End Fund Risk. There generally is less public information available about closed-end funds than open-end funds. In addition, the market price of a closed-end fund’s shares may be affected by its dividend or distribution levels, stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. This means that a closed-end fund’s shares may trade at a discount to its net asset value.
  Government Securities Risk. Not all U.S. government securities are backed by the full faith and credit of the U.S. government. It is possible that the U.S. government would not provide financial support to certain of its agencies or instrumentalities if it is not required to do so by law. If a U.S. government agency or instrumentality in which the Fund (or an underlying fund) invests defaults and the U.S. government does not stand behind the obligation, the Fund’s share price and/or yield could fall.
  High Turnover Risk. The Fund’s investment strategy involves active trading and typically results in a high portfolio turnover rate. A high portfolio turnover results in correspondingly greater brokerage commission expenses, and may result in the distribution to shareholders of additional capital gains for tax purposes.
  Market Risk. The prices of securities held by the Fund (or underlying funds) may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. Equity securities may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
  Management Risk. The adviser’s process of strategically adjusting the portfolio’s market exposure may fail to produce the intended results. If the adviser’s expectations for a particular asset class are not realized in the expected timeframe, the Fund’s overall performance may suffer.
  Small/Mid Cap Risk. Stocks of mid- and small-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of larger companies. Mid- and/or small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.
  Foreign Risk. Investing in foreign companies (whether directly or through American Depositary Receipts (ADRs) or underlying funds that invest in foreign securities) can increase the potential for losses and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. ADRs do not eliminate all of the risks associated with direct investment in the securities of foreign issuers. The risks of foreign investing are of greater concern in the case of investments in companies located in emerging markets.
  Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Fund’s adviser may trade foreign currencies, including to hedge against currency movements in the various markets in which foreign issuers are located. The value of the Fund’s foreign securities may be subject to the risk of adverse changes in currency exchange rates and any strategy involving currency related transactions may not be successful.
  Derivatives Risks. A small investment in derivatives could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund. The use of derivatives involves the risk that changes in the value of a derivative held by the Fund may not correlate with the Fund’s other investments. The low margin or premiums normally required in derivative transactions may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss.
  Swap Risks. Credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, these swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund could also suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. The Fund may also invest in swaptions, which are options to enter into interest rate swaps. Such investments would also be subject to options risks, as discussed below.
  Options Risks. The seller (writer) of a call option which is covered (that is, the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option (that is, where the seller does not own the underlying security) assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option. The Fund may also invest in swaptions, which are options to enter into interest rate swaps. Such investments would also be subject to swap risks, as discussed above.
  Futures Contracts and Options on Futures Contracts Risks. There is no assurance that a liquid secondary market will exist for futures contracts (or related options) purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses. Futures positions may be illiquid, which could prevent the Fund from liquidating positions at desirable prices and cause it to be subject to substantial losses. Trading in commodity futures contracts and related options are highly specialized activities that may entail greater than ordinary investment or trading risks.
  Hedging Risks. Hedging strategies can reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. Also, to the extent the profit or loss from the derivative and from the corresponding long position do not correlate, there is the risk that the Fund will realize a net loss.
  Counterparty Risk. Participants in “over-the-counter” or “interdealer” markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. When the Fund invests in over-the-counter transactions (including options), it is assuming a credit risk with regard to parties with which it trades and also bears the risk of settlement default. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties.
  Credit Risk. The Fund could lose its entire investment to the extent that it engages in a swap or other over-the-counter transaction with a counterparty that declares bankruptcy. Wider credit spreads and decreasing market values represent a deterioration of a counterparty’s credit soundness and a greater likelihood or risk of default occurring.
  Short Sale Risk. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Short selling will also result in higher transaction costs and may result in higher taxes.
  Liquidity Risk. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.
  Repurchase Agreement Risks. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If the value of the collateral becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount.
  Securities Lending Risks. When the Fund engages in securities lending, it will be subject to the risk that it may experience a delay in receiving additional collateral to secure a loan or a delay in recovering the loaned securities if the borrower defaults.
  Non-Diversification Risk. The Fund may invest a greater percentage of its assets in a particular issuer or in fewer issuers than a diversified mutual fund. The change in value of any one security could affect the overall value of the Fund more than it would the value of a diversified fund.
  Convertible Securities Risk. A convertible security is a fixed income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Performance
The bar chart below shows how the Fund’s investment returns have varied from year to year since the Fund’s inception as represented by the performance of Institutional Class shares (the Class with the longest period of annual returns). The performance of Investor Class shares will differ due to differences in expenses. The table shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Institutional Class Annual Total Return (for years ended December 31st)

Highest/Lowest quarterly results during this time period were: Best Quarter: Second Quarter, 2009, 12.52% Worst Quarter: Third Quarter, 2011, -5.54%
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns IRON STRATEGIC INCOME FUND	One Year		Five Years		Since Inception		Inception Date
Institutional Class	8.15%		8.45%		8.16%	[1]	Oct 11, 2006
Institutional Class Return After Taxes on Distributions	6.41%		6.76%		6.43%	[1]	Oct 11, 2006
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	5.28%		6.44%		6.18%	[1]	Oct 11, 2006
Investor Class	7.71%				11.72%	[1]	Feb 2, 2009
Merrill Lynch High Yield Master II Index	15.58%	[2]	10.01%	[2]	9.00%	[2],[1]	Oct 11, 2006
Dow Jones Credit Suisse Hedge Fund Index	7.67%	[2]	2.24%	[2]	4.69%	[2],[1]	Sep 29, 2006
[1]	Institutional Class shares commenced operations on October 11, 2006. Investor Class shares commenced operations on February 2, 2009. The "Since Inception" return for the Merrill Lynch High Yield Master II Index is shown as of October 11, 2006, the inception date of the Institutional Class shares, and as of September 29, 2006 for the Dow Jones Credit Suisse Hedge Fund Index.
[2]	Effective as of the date of this prospectus, the Dow Jones Credit Suisse Hedge Fund Index replaces the Merrill Lynch High Yield Master II Index as the Fund's primary benchmark because, in the opinion of the Fund's adviser, the Fund's objectives and risk profile are more similar to those of the new index.

After-tax returns are shown for the Institutional Class only. After-tax returns for the Investor Class will vary. After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than 12 months. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 322-0575. Updated performance information may also be accessed on the Fund’s website at www.ironfunds.com.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
IRON STRATEGIC INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Iron Strategic Income Fund (the “Fund”) is to maximize total return. Total return is comprised of both income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72.33% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.33%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of Expenses to Average Net Assets found in the "Financial Highlights" section of this prospectus. The Fund's financial highlights reflect the operating expenses of the Fund and do not include the effect of Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to attain its investment objective by strategically adjusting the portfolio’s market exposure, typically to fixed income markets, including high yield securities (commonly known as “junk bonds”) and cash. The Fund’s adviser, IRON Financial, LLC, employs a top down approach that includes a review of fundamental and quantitative factors to determine the desired economic exposure at any given time. This total return approach strives to earn interest income on securities held in the Fund’s portfolio and to generate capital appreciation through strategic adjustments of the Fund’s assets. At the same time, the adviser focuses on limiting downside risk in weaker market environments.

When the adviser concludes that the risk/reward relationship is unfavorable in certain fixed income markets, the adviser will take necessary steps to adjust the Fund’s market exposure. The adviser has the ability to reduce the Fund’s market exposure by following one or more of these actions: (1) selling portfolio securities and thereby increasing the Fund’s cash position; (2) hedging the Fund’s exposure to the fixed income markets (including high yield markets) through the use of derivatives including credit default swaps and futures contracts; or (3) selling portfolio securities and using some or all of the proceeds to purchase other investments, including but not limited to investment grade bonds, treasuries, or derivatives such as credit default swaps or treasury futures. The Fund’s adviser may sell a security to manage risk and/or if it identifies another investment it believes will outperform a current position. As a result of its strategic allocation strategy, the adviser typically engages in active trading of the Fund’s securities which causes the Fund to experience a high portfolio turnover rate.

The Fund’s adviser conducts an ongoing analysis of the overall economic environment by reviewing factors including, but not limited to: (i) money flows, (ii) inflation and interest rate environments, (iii) health of securitization markets, (iv) delinquencies, default and recovery rates of debt markets, (v) The Conference Board Leading Economic© Index for leading economic indicators, (vi) monetary policy, and (vii) sovereign debt and currency movements. With regard to high yield markets, the Fund’s adviser will routinely examine new issuances, fund flows, corporate balance sheets, earnings and cash flows, credit quality, default rates, and supply/demand. Similarly, the Fund’s adviser monitors a number of key movements among a variety of markets. These include, but are not limited to, prices, spreads, yields, dollar-weighted volume of trading, momentum, and volatility. Additionally, long and short exposure instruments are evaluated based on relative value, cost, liquidity and diversification.

Under normal market conditions, the Fund invests primarily in fixed income securities, including high yield securities that are rated below investment-grade, cash, and fixed income related derivatives. The Fund may invest in these securities directly or through investments in other investment companies (including open-end and closed-end funds, money market funds, and exchange-traded funds (“ETFs”)) that invest in a broad range of debt securities and derivative instruments. The Fund and underlying funds may invest in different types of fixed income, variable and floating rate debt securities of any quality or maturity including but not limited to bonds, corporate debt, foreign corporate and sovereign debt securities, loans, notes, mortgage-backed securities, restricted securities, municipal securities, government securities, convertible and preferred securities, credit default swaps, swaptions, futures and options on futures. The Fund may invest up to 15% of its net assets (at the time of purchase) in illiquid securities. The Fund may engage in repurchase agreements and securities lending with broker-dealers and other financial institutions to earn income.

Derivative instruments traded directly by the Fund may include credit default swaps, total return swaps, swaptions, credit and equity option contracts, futures contracts and options on futures contracts and foreign currency transactions. The Fund and underlying funds in which it invests may use derivative instruments for any purpose consistent with their investment objectives, including hedging or managing risk, obtaining market exposure, or ensuring that the Fund’s portfolio maintains sufficient liquidity to meet potential redemptions by Fund shareholders. For example, the Fund may enter into a credit default swap to hedge the credit risk of its portfolio or to increase the portfolio’s credit exposure. Options may be used to hedge or obtain exposure to a security or market. Treasury futures contracts and options thereon may be used to adjust the duration of the Fund’s portfolio and/or exposure to various parts of the yield curve. The Fund may invest in derivatives subject only to limits imposed on mutual funds under applicable federal securities laws. Derivative transactions typically have leverage in their terms.

		The Fund may also invest in securities convertible into common stocks, equity securities or securities with a value based on equity securities. These securities may include common stocks of U.S. or foreign companies of any market capitalization including, but not limited to, small- and mid-cap companies and companies operating in developed or emerging countries. The selection process includes quantitative methodologies combined with fundamental, relative value and liquidity analysis. The Fund may invest in equity securities directly or through investments in other investment companies (including ETFs), or by engaging in options transactions on equity securities or equity indices. The Fund also may engage in short sales. For example, equity securities of the issuer of a bond held by the Fund may be sold short as an alternative hedge to selling the underlying bond.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risk, and the Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
  Fixed Income Securities Risks.
  Interest Rate Risk. The market value of fixed income securities in which the Fund invests and, thus, the Fund’s net asset value, can be expected to vary inversely with changes in interest rates.
  Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.
  Credit Risk. The issuer of a fixed income security may not be able or willing to make interest and principal payments when due, and the issuer may not be able or willing to make dividend payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.
  Junk Bond Risk. The Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), as well as derivatives of such securities, and therefore is likely to be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk).

  If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.
  Prepayment and Extension Risk. As interest rates decline, the issuers of fixed income securities may prepay principal earlier than scheduled, forcing the Fund (or an underlying fund) to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities.
  Investment Company Securities Risk. When the Fund invests in other investment companies (including ETFs, money market funds, and open-end or closed-end mutual funds), it will indirectly bear any fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses. Therefore, the Fund could incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds).
  ETF Risk. An ETF’s shares may trade at a market price above or below their net asset value, and an active trading market for an ETF’s shares may not develop or be maintained.
  Closed-End Fund Risk. There generally is less public information available about closed-end funds than open-end funds. In addition, the market price of a closed-end fund’s shares may be affected by its dividend or distribution levels, stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. This means that a closed-end fund’s shares may trade at a discount to its net asset value.
  Government Securities Risk. Not all U.S. government securities are backed by the full faith and credit of the U.S. government. It is possible that the U.S. government would not provide financial support to certain of its agencies or instrumentalities if it is not required to do so by law. If a U.S. government agency or instrumentality in which the Fund (or an underlying fund) invests defaults and the U.S. government does not stand behind the obligation, the Fund’s share price and/or yield could fall.
  High Turnover Risk. The Fund’s investment strategy involves active trading and typically results in a high portfolio turnover rate. A high portfolio turnover results in correspondingly greater brokerage commission expenses, and may result in the distribution to shareholders of additional capital gains for tax purposes.
  Market Risk. The prices of securities held by the Fund (or underlying funds) may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. Equity securities may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
  Management Risk. The adviser’s process of strategically adjusting the portfolio’s market exposure may fail to produce the intended results. If the adviser’s expectations for a particular asset class are not realized in the expected timeframe, the Fund’s overall performance may suffer.
  Small/Mid Cap Risk. Stocks of mid- and small-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of larger companies. Mid- and/or small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. The prospects for a company or its industry may deteriorate because of a variety of factors, including disappointing operating results or changes in the competitive environment.
  Foreign Risk. Investing in foreign companies (whether directly or through American Depositary Receipts (ADRs) or underlying funds that invest in foreign securities) can increase the potential for losses and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. ADRs do not eliminate all of the risks associated with direct investment in the securities of foreign issuers. The risks of foreign investing are of greater concern in the case of investments in companies located in emerging markets.
  Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Fund’s adviser may trade foreign currencies, including to hedge against currency movements in the various markets in which foreign issuers are located. The value of the Fund’s foreign securities may be subject to the risk of adverse changes in currency exchange rates and any strategy involving currency related transactions may not be successful.
  Derivatives Risks. A small investment in derivatives could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund. The use of derivatives involves the risk that changes in the value of a derivative held by the Fund may not correlate with the Fund’s other investments. The low margin or premiums normally required in derivative transactions may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss.
  Swap Risks. Credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, these swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund could also suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. The Fund may also invest in swaptions, which are options to enter into interest rate swaps. Such investments would also be subject to options risks, as discussed below.
  Options Risks. The seller (writer) of a call option which is covered (that is, the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option (that is, where the seller does not own the underlying security) assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option. The Fund may also invest in swaptions, which are options to enter into interest rate swaps. Such investments would also be subject to swap risks, as discussed above.
  Futures Contracts and Options on Futures Contracts Risks. There is no assurance that a liquid secondary market will exist for futures contracts (or related options) purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses. Futures positions may be illiquid, which could prevent the Fund from liquidating positions at desirable prices and cause it to be subject to substantial losses. Trading in commodity futures contracts and related options are highly specialized activities that may entail greater than ordinary investment or trading risks.
  Hedging Risks. Hedging strategies can reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. Also, to the extent the profit or loss from the derivative and from the corresponding long position do not correlate, there is the risk that the Fund will realize a net loss.
  Counterparty Risk. Participants in “over-the-counter” or “interdealer” markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. When the Fund invests in over-the-counter transactions (including options), it is assuming a credit risk with regard to parties with which it trades and also bears the risk of settlement default. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties.
  Credit Risk. The Fund could lose its entire investment to the extent that it engages in a swap or other over-the-counter transaction with a counterparty that declares bankruptcy. Wider credit spreads and decreasing market values represent a deterioration of a counterparty’s credit soundness and a greater likelihood or risk of default occurring.
  Short Sale Risk. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Short selling will also result in higher transaction costs and may result in higher taxes.
  Liquidity Risk. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.
  Repurchase Agreement Risks. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If the value of the collateral becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount.
  Securities Lending Risks. When the Fund engages in securities lending, it will be subject to the risk that it may experience a delay in receiving additional collateral to secure a loan or a delay in recovering the loaned securities if the borrower defaults.
  Non-Diversification Risk. The Fund may invest a greater percentage of its assets in a particular issuer or in fewer issuers than a diversified mutual fund. The change in value of any one security could affect the overall value of the Fund more than it would the value of a diversified fund.
  Convertible Securities Risk. A convertible security is a fixed income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk. The Fund may invest a greater percentage of its assets in a particular issuer or in fewer issuers than a diversified mutual fund. The change in value of any one security could affect the overall value of the Fund more than it would the value of a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment returns have varied from year to year since the Fund’s inception as represented by the performance of Institutional Class shares (the Class with the longest period of annual returns). The performance of Investor Class shares will differ due to differences in expenses. The table shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment returns have varied from year to year since the Fund’s inception as represented by the performance of Institutional Class shares (the Class with the longest period of annual returns). The performance of Investor Class shares will differ due to differences in expenses. The table shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 322-0575
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ironfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Annual Total Return (for years ended December 31st)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Best Quarter: Second Quarter, 2009, 12.52% Worst Quarter: Third Quarter, 2011, -5.54%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective as of the date of this prospectus, the Dow Jones Credit Suisse Hedge Fund Index replaces the Merrill Lynch High Yield Master II Index as the Fund's primary benchmark because, in the opinion of the Fund's adviser, the Fund's objectives and risk profile are more similar to those of the new index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than 12 months.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the Institutional Class only. After-tax returns for the Investor Class will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for the Institutional Class only. After-tax returns for the Investor Class will vary. After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than 12 months. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).

		Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 322-0575. Updated performance information may also be accessed on the Fund’s website at www.ironfunds.com.
IRON STRATEGIC INCOME FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	1.00%
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%	[1]
1 year	rr_ExpenseExampleYear01	165
3 years	rr_ExpenseExampleYear03	511
5 years	rr_ExpenseExampleYear05	881
10 years	rr_ExpenseExampleYear10	1,922
2007	rr_AnnualReturn2007	5.49%
2008	rr_AnnualReturn2008	(8.04%)
2009	rr_AnnualReturn2009	35.60%
2010	rr_AnnualReturn2010	10.49%
2011	rr_AnnualReturn2011	0.70%
2012	rr_AnnualReturn2012	8.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.54%)
One Year	rr_AverageAnnualReturnYear01	8.15%
Five Years	rr_AverageAnnualReturnYear05	8.45%
Since Inception	rr_AverageAnnualReturnSinceInception	8.16%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 2006
IRON STRATEGIC INCOME FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	1.00%
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%	[1]
1 year	rr_ExpenseExampleYear01	200
3 years	rr_ExpenseExampleYear03	618
5 years	rr_ExpenseExampleYear05	1,062
10 years	rr_ExpenseExampleYear10	2,296
One Year	rr_AverageAnnualReturnYear01	7.71%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	11.72%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 2, 2009
IRON STRATEGIC INCOME FUND | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.41%
Five Years	rr_AverageAnnualReturnYear05	6.76%
Since Inception	rr_AverageAnnualReturnSinceInception	6.43%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 2006
IRON STRATEGIC INCOME FUND | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.28%
Five Years	rr_AverageAnnualReturnYear05	6.44%
Since Inception	rr_AverageAnnualReturnSinceInception	6.18%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 2006
IRON STRATEGIC INCOME FUND | Merrill Lynch High Yield Master II Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.58%	[3]
Five Years	rr_AverageAnnualReturnYear05	10.01%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.00%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 11, 2006
IRON STRATEGIC INCOME FUND | Dow Jones Credit Suisse Hedge Fund Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.67%	[3]
Five Years	rr_AverageAnnualReturnYear05	2.24%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.69%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 2006

[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of Expenses to Average Net Assets found in the "Financial Highlights" section of this prospectus. The Fund's financial highlights reflect the operating expenses of the Fund and do not include the effect of Acquired Fund Fees and Expenses. Without the Fees and Expenses of Acquired Funds, the Total Annual Fund Operating Expenses would be 1.48% for the Investor Class and 1.13% for the Institutional Class.
[2]	Institutional Class shares commenced operations on October 11, 2006. Investor Class shares commenced operations on February 2, 2009. The "Since Inception" return for the Merrill Lynch High Yield Master II Index is shown as of October 11, 2006, the inception date of the Institutional Class shares, and as of September 29, 2006 for the Dow Jones Credit Suisse Hedge Fund Index.
[3]	Effective as of the date of this prospectus, the Dow Jones Credit Suisse Hedge Fund Index replaces the Merrill Lynch High Yield Master II Index as the Fund's primary benchmark because, in the opinion of the Fund's adviser, the Fund's objectives and risk profile are more similar to those of the new index.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Document Creation Date	dei_DocumentCreationDate	Jan 31, 2013